401(k) Plan (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Retirement Benefits [Abstract]
Employee contribution, percentage of annual salary	100.00%
Employee contribution, maximum allowable contribution	$ 56,000
Service period for participation eligibility	30 days
Service period for eligibility of profit sharing or matching contributions	1 year
Employer matching contribution percent	100.00%
Percent of employees' gross pay	4.00%
Profit sharing contribution, vesting schedule (in years)	6 years
Profit sharing contribution, percent	7.00%
Company contributions to plan	$ 8,333,000	$ 6,920,000	$ 5,910,000